Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 938,095	¥ 881,822	¥ 797,623
Right-of-use assets obtained in exchange for lease liabilities	¥ 673,468	¥ 917,135	¥ 604,703
Weighted average remaining lease term (in years)	3 years 8 months 12 days	3 years 2 months 12 days	2 years 9 months 18 days
Weighted average discount rate	2.12%	1.64%	1.45%
Year ending December 31:
2023	¥ 703,355
2024	489,829
2025	315,433
2026	214,586
2027	129,131
2028 and thereafter	199,406
Total	2,051,741
Less: Interest component	(69,343)
Present value of minimum lease payments	¥ 1,982,398
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Current portion of lease liability, Lease liability - net of current portion
Current portion of lease liability	¥ 769,769	¥ 755,219
Lease liability - net of current portion	¥ 1,212,629	¥ 1,128,737